Note 23 - Liabilities under reinsurance and insurance contracts - Technical Reserves by type of insurance product (Details) - EUR (€) € in Millions		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Technical reserves by type of insurance product
LIABILITIES UNDER INSURANCE CONTRACTS		€ 9,223	€ 9,139	€ 9,407
Mathematical reserves [Member] | Total [Member]
Technical reserves by type of insurance product
LIABILITIES UNDER INSURANCE CONTRACTS		7,961	7,813	8,101
Provision for unpaid claims reported [Member] | Total [Member]
Technical reserves by type of insurance product
LIABILITIES UNDER INSURANCE CONTRACTS		631	691	697
Provisions for unexpired risks and other provisions [Member] | Total [Member]
Technical reserves by type of insurance product
LIABILITIES UNDER INSURANCE CONTRACTS		631	635	609
Individual Life Insurance [Member] | Savings [Member]
Technical reserves by type of insurance product
LIABILITIES UNDER INSURANCE CONTRACTS	[1]	4,391	3,943	3,756
Individual Life Insurance [Member] | Risk [Member]
Technical reserves by type of insurance product
LIABILITIES UNDER INSURANCE CONTRACTS		967	848	526
Individual Life Insurance [Member] | Others [Member]
Technical reserves by type of insurance product
LIABILITIES UNDER INSURANCE CONTRACTS		1	0	12
Individual Life Insurance [Member] | Total [Member]
Technical reserves by type of insurance product
LIABILITIES UNDER INSURANCE CONTRACTS		5,359	4,791	4,294
Goup Insurance [Member] | Savings [Member]
Technical reserves by type of insurance product
LIABILITIES UNDER INSURANCE CONTRACTS	[2]	2,455	2,801	3,345
Goup Insurance [Member] | Risk [Member]
Technical reserves by type of insurance product
LIABILITIES UNDER INSURANCE CONTRACTS		147	221	462
Goup Insurance [Member] | Others [Member]
Technical reserves by type of insurance product
LIABILITIES UNDER INSURANCE CONTRACTS		0	0	0
Goup Insurance [Member] | Total [Member]
Technical reserves by type of insurance product
LIABILITIES UNDER INSURANCE CONTRACTS		€ 2,601	€ 3,022	€ 3,807

[1]	(1) Provides coverage in the event of death or disability.
[2]	(2) The insurance policies purchased by employers (other than BBVA Group) on behalf of its employees .